Deferred Revenue	12 Months Ended
Mar. 31, 2025
Deferred Revenue [Abstract]
Deferred revenue

Note 4 — Deferred revenue

Deferred revenue as of March 31, 2024 and 2025 consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$

Payments received from our clients in advance of performance obligations	$296,304	$248,797	$31,979

	As of March 31,
	2024	2025
	HKD	HKD	US$

Beginning balance	$270,239	$296,304	$38,086
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(266,740)	(292,795)	(37,635)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	292,805	245,288	31,528
Ending balance	$296,304	$248,797	$31,979

The Company expects to recognize majority of the deferred revenue in revenue as it provides services to its clients, which is expected to occur over the next 12 through 24 months. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less. As of March 31, 2024 and 2025, the estimated aggregate amount of the deferred revenue to be recognized in revenue beyond 12 months will be HKD 3,551 and HKD 11 (US$1), respectively.